Share-based payments - Fair value of options (Details) - Share-based payments with service condition	6 Months Ended
	Jun. 30, 2024 USD ($) Y $ / shares	Jun. 30, 2023 USD ($) Y $ / shares
Share-based payments
Fair value at grant date | $	$ 4.3	$ 7.9
Share price at grant date | $ / shares	$ 5.8	$ 10.5
Exercise price | $ / shares	$ 5.8	$ 10.5
Expected volatility	82.00%	90.00%
Expected life | Y	5.88	5.86
Expected dividends | $	$ 0.00	$ 0.00
Risk-free interest rate	4.14%	3.95%